RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Derivative assets	€ 3,681	[1]	$ 4,445	€ 4,482	[1]
Accrued interest receivable	134		162	161
Derivative liabilities	3,803	[1]	4,592	5,171	[1]
Accounts payable, accrued expenses and other liabilities	€ 2,013		$ 2,430	€ 1,947

[1]	Includes both long and short derivative positions.